Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and accruing	$ 22,569	$ 18,488
Purchased Credit Impaired Loans	36,719	41,430	51,705	58,797
Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and accruing	8,700	11,600
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	399	718	1,911	4,580
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	359	612
30-89 DPD and still accruing	22	22
90+ DPD and accruing	18	84
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	2,867	2,295
30-89 DPD and still accruing	178	113
90+ DPD and accruing	225	447
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,206	1,395
30-89 DPD and still accruing	72	178
90+ DPD and accruing	467	1,376
Foreign Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Foreign Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,178	1,209
30-89 DPD and still accruing	0	0
90+ DPD and accruing	175	204
Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	5,610	5,511
30-89 DPD and still accruing	272	313
90+ DPD and accruing	$ 885	$ 2,111